Note 2 - Cost of sales (Tables)	12 Months Ended
Dec. 31, 2023
Note 2 - Cost of sales
Disclosure of Detailed Information About Cost of Sales [text block]
	Year ended December 31,
	2023	2022	2021
Inventories at the beginning of the year	3,986,929	2,672,593	1,636,673
Increase in inventory due to business combinations (*)	107,588	-	-
Decrease in inventory due to sale of subsidiaries	-	-	(10,662)
Plus: Charges of the year
Raw materials, energy, consumables and other	5,277,507	5,772,031	3,841,551
Services and fees	437,804	293,490	208,472
Labor cost	1,403,546	1,160,085	824,071
Depreciation of property, plant and equipment	424,373	465,849	448,843
Amortization of intangible assets	11,582	11,754	7,645
Depreciation of right-of-use assets	30,352	33,244	35,910
Maintenance expenses	408,410	267,294	129,350
Allowance for obsolescence	13,581	24,901	23,296
Taxes	272,120	194,736	40,887
Other	216,220	178,691	98,159
	8,603,083	8,402,075	5,647,522
Less: Inventories at the end of the year	(3,921,097)	(3,986,929)	(2,672,593)
	8,668,915	7,087,739	4,611,602

(*) Related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions. For more information see note 34.